December 9, 2009

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Investment Company Act
Fund Name	of 1940 File No.
Eaton Vance Insured California Municipal Bond Fund	811-21147
Eaton Vance Insured California Municipal Bond Fund II	811-21217
Eaton Vance Insured Massachusetts Municipal Bond Fund	811-21225
Eaton Vance Insured Michigan Municipal Bond Fund	811-21224
Eaton Vance Insured Municipal Bond Fund	811-21142
Eaton Vance Insured Municipal Bond Fund II	811-21219
Eaton Vance Insured New Jersey Municipal Bond Fund	811-21229
Eaton Vance Insured New York Municipal Bond Fund	811-21148
Eaton Vance Insured New York Municipal Bond Fund II	811-21218
Eaton Vance Insured Ohio Municipal Bond Fund	811-21226
Eaton Vance Insured Pennsylvania Municipal Bond Fund	811-21227
(each a “Registrant” or a “Fund”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”), is a definitive copy of additional solicitation materials (“additional proxy materials”) regarding a joint Special Meeting of Shareholders to be held on January 29, 2010. The Registrants transmitted definitive proxy materials, including the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy regarding the joint Special Meeting of Shareholders, to the Securities and Exchange Commission on November 30, 2009 (Accession No. 0000940394-09-000938).

     The definitive additional proxy materials will be used beginning on or about December 9, 2009.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours, /s/ Velvet R. Regan Velvet R. Regan, Esq. VicePresident